NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
NOTES PAYABLE

NOTE 6. NOTES PAYABLE

On June 1, 2023, the Company renewed a secured Promissory Note (“the Note”) with a balance of $475,000, an interest rate of 14%, and requiring a principal reduction payment of $10,000, and a fee payment of $16,341 upon renewal and maturing on December 1, 2023. On December 1, 2023, the balance of $465,000 of the Note was renewed, requiring fee payment of $15,719 upon renewal and maturing on June 1, 2024. On July 1, 2024, the balance of $465,000 of the Note was renewed, requiring fee payment of $15,719 upon renewal and maturing on December 1, 2024. The Note carries an interest rate of 14.5%. As of September 30, 2024 and December 31, 2023, there were $465,139 and $469,968, respectively, payable on the Note which includes accrued interest. These amounts were recorded as Notes payable – current on the Company’s consolidated balance sheets.

On August 25, 2023, the Company, through its wholly owned subsidiary NEH Midstream, LLC., entered into a Promissory Note (“AirLife Note”) with AirLife Gases USA Inc. (“AirLife”). Under the AirLife Note, NEH Midstream agreed to pay AirLife the principal sum of $2,000,000 or such lesser amount as shall equal the outstanding principal amount of the Advance made to NEH Midstream by AirLife. The entire balance will be due on the earlier of (i) the date that is 18 months after the commencement date as defined the Purchase and Sale Agreement between NEH Midstream and AirLife dated August 25, 2023, or (ii) May 30, 2027. Interest shall accrue at 0.0211%, compounded daily, equivalent to an annual interest rate of 8%, commencing on the date the advance was made and continuing until repaid. The Company’s interest in certain oil and natural gas properties, included within the Oil and natural gas properties, net (full cost) balance on the Company’s consolidated balance sheets are pledged as collateral for the AirLife Note. As of September 30, 2024 and December 31, 2023, this amount, including accrued interest of $175,191 and $53,013, respectively and was recorded as Notes payable – noncurrent on the Company’s consolidated balance sheets.

Starting in February 2024, NEH conducted a bridge financing round, pursuant to which it issued 10% Secured Convertible Debentures (the “Bridge Financing Debentures”) to certain investors. The Bridge Financing Debentures are payable on the earliest of: i) the date that the holder accelerates the obligations under the Bridge Financing Debentures; ii) March 1, 2025; or iii) the consummation of the business combination. The Bridge Financing Debentures are not eligible for prepayment and interest accrues monthly. Provided that the date of consummation of the business combination occurs prior to either March 1, 2025 or the date on which the holder accelerates the obligations under the Bridge Financing Debentures, the Bridge Financing Debentures are convertible into common stock of the Combined Company at a conversion rate determined by dividing (i) the principal and interest converted hereunder by (ii) the per share valuation (on a fully diluted basis) of the Combined Company’s common stock using a pre-money valuation of the Company of $20 million. The Company’s interest in certain oil and natural gas properties, included within the Oil and natural gas properties, net (full cost) balance on the Company’s consolidated balance sheets are pledged as collateral for the Bridge Financing Debentures. As of September 30, 2024, there as $4,006,153 payable on the Bridge Financing Debentures which includes accrued interest. Of this amount $766,685 was recorded as Due to related parties on the Company’s consolidated balance sheets. The remaining amount was recorded as Notes payable – current on the Company’s consolidated balance sheets.

	September 30,	December 31,
	2024	2023
The Note – principal	$465,000	$465,000
The Note – accrued interest	139	4,968
Bridge Financing Debentures – principal	3,917,029	—
Bridge Financing Debentures – principal – recorded as Due to related parties	(747,500)	—
Bridge Financing Debentures – accrued interest	89,124	—
Bridge Financing Debentures – accrued interest – recorded as Due to related parties	(19,185)	—
Notes payable – current	$3,704,607	$469,968

AirLife Note – principle	$2,000,000	$2,000,000
AirLife Note – accrued interest	175,191	53,013
Notes payable – noncurrent	$2,175,191	2,053,013

NOTE 6. NOTES PAYABLE

On December 17, 2021, the Company entered into a secured Promissory Note (“the Note”) in the amount of $500,000, with an interest rate of 13% per annum and a maturity date of December 1, 2022. The proceeds from this borrowing were used to working capital and operations bonding requirements. On December 1, 2022, the Note was amended. The amended Note in the amount of $500,000 carried an interest rate of 14% and matures on June 1, 2023. On June 1, 2023, the balance of $475,000 of the Note was renewed requiring payment of $10,000 upon renewal and maturing on December 1, 2023. On December 1, 2023, the balance of $465,000 of the secured Note was renewed requiring payment of $15,719 upon renewal and maturing on June 1, 2024. The Note carries an interest rate of 14.5%. As of December 31, 2023, and 2022, there were $469,968 and $480,075, respectively, payable on the Note which includes accrued interest. These amounts were recorded as Notes payable — current on the Company’s consolidated balance sheets.

On October 27, 2021, the Company entered into unsecured Promissory Note in the amount of $200,000, payable on December 31, 2021. The proceeds from this borrowing were used to fund lease bonds in New Mexico. This note was non-interest bearing. As of December 31, 2023, and 2022, the balance of the note was $0 and $70,000, respectively. (see Note 8)

On August 25, 2023, the Company, through its wholly owned subsidiary NEH Midstream, LLC., entered into a Promissory Note (“AirLife Note”) with AirLife Gases USA Inc. (“AirLife”). Under the AirLife Note, NEH Midstream agreed to pay AirLife the principal sum of $2,000,000 or such lesser amount as shall equal the outstanding principal amount of the Advance made to NEW Midstream by AirLife. The entire balance will be due on the earlier of (i) the date that is 18 months after the commencement date as defined the Purchase and Sale Agreement between NEH Midstream and AirLife dated August 25, 2023, or (ii) May 30, 2027. Interest shall accrue at 0.0211%, compounded daily, equivalent to an annual interest rate of 8%, commencing on the date the advance was made and continuing until repaid. As of December 31, 2023, this amount, including accrued interest of $53,013, was recorded as Notes payable — noncurrent on the Company’s consolidated balance sheets.